Schwab Annuity Portfolios
Schwab VIT Balanced Portfolio

Portfolio Holdings as of March 31, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 12/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/26	BALANCE OF SHARES HELD AT 3/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.8% OF NET ASSETS

U.S. Stocks 28.8%
Large-Cap 26.0%
Schwab U.S. Large-Cap ETF	$20,688,462	$1,133,619	($911,645 )	$349,728	($1,325,116 )	$19,935,048	777,498	$56,000
Small-Cap 2.8%
Schwab U.S. Small-Cap ETF	2,238,243	40,291	(190,494)	86,752	(34,242)	2,140,550	73,609	2,827
						22,075,598

International Stocks 15.1%
Developed Markets 13.1%
Schwab International Equity ETF	8,814,987	625,357	(1,249,913)	504,476	(188,530)	8,506,377	343,692	—
Schwab International Small-Cap Equity ETF	1,603,020	133,385	(240,873)	78,443	(25,899)	1,548,076	33,121	—
						10,054,453
Emerging Markets 2.0%
Schwab Emerging Markets Equity ETF	1,624,728	142,041	(233,177)	55,693	(41,459)	1,547,826	46,975	—
						11,602,279

Real Estate 3.3%
U.S. REITs 3.3%
Schwab U.S. REIT ETF	2,646,784	144,644	(361,826)	23,106	69,036	2,521,744	117,345	13,119

Fixed Income 48.9%
Inflation-Protected Bond 3.7%
Schwab U.S. TIPS ETF	2,963,065	84,205	(230,517)	(6,170)	19,683	2,830,266	106,361	—
Intermediate-Term Bond 36.2%
Schwab U.S. Aggregate Bond ETF	29,063,703	625,233	(1,727,541)	(165,403)	(16,489)	27,779,503	1,196,361	200,394
Treasury Bond 9.0%
Schwab Short-Term U.S. Treasury ETF	7,207,306	145,299	(432,240)	(25,555)	(4,169)	6,890,641	283,916	46,470
						37,500,410

Money Market Funds 3.7%
Schwab Government Money Fund, Ultra Shares, 3.53% (b)	2,816,850	20,358	—	—	—	2,837,208	2,837,208	24,448
Total Affiliated Underlying Funds (Cost $55,683,506)	$79,667,148	$3,094,432	($5,578,226 )	$901,070	($1,547,185 )	$76,537,239		$343,258
Total Investments in Securities (Cost $55,683,506)						$76,537,239

1

Schwab VIT Balanced Portfolio
Portfolio Holdings (Unaudited) continued

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At March 31, 2026, all of the fund’s investment securities were classified as Level 1
2

Schwab Annuity Portfolios
Schwab VIT Balanced with Growth Portfolio

Portfolio Holdings as of March 31, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 12/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/26	BALANCE OF SHARES HELD AT 3/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.7% OF NET ASSETS

U.S. Stocks 38.2%
Large-Cap 34.0%
Schwab U.S. Large-Cap ETF	$61,010,513	$3,405,658	($2,517,435 )	$585,647	($3,501,768 )	$58,982,615	2,300,414	$167,449
Small-Cap 4.2%
Schwab U.S. Small-Cap ETF	7,491,237	117,681	(536,467)	198,068	(24,568)	7,245,951	249,173	9,568
						66,228,566

International Stocks 22.4%
Developed Markets 19.2%
Schwab International Equity ETF	28,803,598	1,830,538	(3,765,107)	1,415,781	(397,921)	27,886,889	1,126,743	—
Schwab International Small-Cap Equity ETF	5,478,261	301,755	(731,592)	208,378	(22,997)	5,233,805	111,977	—
						33,120,694
Emerging Markets 3.2%
Schwab Emerging Markets Equity ETF	5,769,371	263,135	(503,935)	84,795	(31,537)	5,581,829	169,403	—
						38,702,523

Real Estate 4.6%
U.S. REITs 4.6%
Schwab U.S. REIT ETF	8,288,233	313,033	(958,257)	56,104	223,584	7,922,697	368,669	41,317

Fixed Income 30.9%
Inflation-Protected Bond 1.0%
Schwab U.S. TIPS ETF	1,813,558	91,492	(189,177)	(1,997)	10,186	1,724,062	64,790	—
Intermediate-Term Bond 26.0%
Schwab U.S. Aggregate Bond ETF	46,944,301	1,779,373	(3,407,448)	(464,647)	166,359	45,017,938	1,938,757	326,340
Treasury Bond 3.9%
Schwab Short-Term U.S. Treasury ETF	6,980,080	336,562	(557,629)	(35,145)	6,033	6,729,901	277,293	45,453
						53,471,901

Money Market Funds 3.6%
Schwab Government Money Fund, Ultra Shares, 3.53% (b)	5,757,176	494,682	—	—	—	6,251,858	6,251,858	53,740
Total Affiliated Underlying Funds (Cost $111,276,980)	$178,336,328	$8,933,909	($13,167,047 )	$2,046,984	($3,572,629 )	$172,577,545		$643,867
Total Investments in Securities (Cost $111,276,980)						$172,577,545

1

Schwab VIT Balanced with Growth Portfolio
Portfolio Holdings (Unaudited) continued

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At March 31, 2026, all of the fund’s investment securities were classified as Level 1
2

Schwab Annuity Portfolios
Schwab VIT Growth Portfolio

Portfolio Holdings as of March 31, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 12/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/26	BALANCE OF SHARES HELD AT 3/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 100.0% OF NET ASSETS

U.S. Stocks 46.1%
Large-Cap 39.7%
Schwab U.S. Large-Cap ETF	$70,227,081	$3,549,795	($2,035,785 )	$165,946	($3,585,488 )	$68,321,549	2,664,647	$195,915
Small-Cap 6.4%
Schwab U.S. Small-Cap ETF	11,125,085	81,509	(497,558)	96,040	150,174	10,955,250	376,728	14,467
						79,276,799

International Stocks 30.4%
Developed Markets 24.9%
Schwab International Equity ETF	37,361,959	1,344,406	(3,584,013)	1,496,715	(217,782)	36,401,285	1,470,759	—
Schwab International Small-Cap Equity ETF	6,583,911	268,891	(645,094)	225,555	(13,524)	6,419,739	137,350	—
						42,821,024
Emerging Markets 5.5%
Schwab Emerging Markets Equity ETF	9,621,786	209,016	(542,494)	62,304	17,172	9,367,784	284,303	—
						52,188,808

Real Estate 5.9%
U.S. REITs 5.9%
Schwab U.S. REIT ETF	10,684,149	106,194	(932,539)	58,112	293,876	10,209,792	475,095	54,493

Fixed Income 14.0%
Intermediate-Term Bond 14.0%
Schwab U.S. Aggregate Bond ETF	24,885,942	723,359	(1,429,391)	(203,870)	39,408	24,015,448	1,034,257	175,315

Money Market Funds 3.6%
Schwab Government Money Fund, Ultra Shares, 3.53% (b)	6,122,823	44,253	—	—	—	6,167,076	6,167,076	53,142
Total Affiliated Underlying Funds (Cost $94,401,134)	$176,612,736	$6,327,423	($9,666,874 )	$1,900,802	($3,316,164 )	$171,857,923		$493,332
Total Investments in Securities (Cost $94,401,134)						$171,857,923

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At March 31, 2026, all of the fund’s investment securities were classified as Level 1

1

Schwab VIT Portfolios
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
REG68012MAR26
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